UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2012

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Defensive Strategy Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.5%

FIXED INCOME FUNDS — 71.2%
SEI Daily Income Trust Short-Duration Government Fund, Class A	885,359	$9,473
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	570,710	5,262
SEI Institutional Managed Trust High Yield Bond Fund, Class A	247,644	1,766
SEI Institutional Managed Trust Real Return Fund, Class A	464,246	4,903
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	337,097	3,529

Total Fixed Income Funds (Cost $24,158) ($ Thousands)		24,933

EQUITY FUNDS — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	118,147	1,053
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	83,788	1,046

Total Equity Funds (Cost $1,747) ($ Thousands)		2,099

MONEY MARKET FUND (A) — 23.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	8,159,710	8,160

Total Money Market Fund (Cost $8,160) ($ Thousands)		8,160

Total Investments — 100.5% (Cost $34,065) ($ Thousands)†		$35,192

Percentages are based on Net Assets of $35,018 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2011.

†	At December 31, 2011, the tax basis cost of the Fund’s investments was $34,400 ($ Thousands), and the unrealized appreciation and depreciation were $966 ($ Thousands) and $(174) ($ Thousands), respectively.

As of December 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Defensive Strategy Allocation Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 59.8%
SEI Institutional Managed Trust Real Estate Fund, Class A	140,454	$1,862
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	297,762	3,719

Total Equity Funds (Cost $4,298) ($ Thousands)		5,581

FIXED INCOME FUND — 40.0%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	524,611	3,741

Total Fixed Income Fund (Cost $3,510) ($ Thousands)		3,741

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	23,644	24

Total Money Market Fund (Cost $24) ($ Thousands)		24

Total Investments — 100.1% (Cost $7,832) ($ Thousands)†		$9,346

Percentages are based on Net Assets of $9,333 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2011.

†	At December 31, 2011, the tax basis cost of the Fund’s investments was $9,053 ($ Thousands), and the unrealized appreciation and depreciation were $869 ($ Thousands) and $(576) ($ Thousands), respectively.

As of December 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Conservative Strategy Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.5%

FIXED INCOME FUNDS — 71.2%
SEI Daily Income Trust Short-Duration Government Fund, Class A	1,128,375	$12,074
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	2,225,727	20,521
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,478,916	10,855
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,704,263	12,152
SEI Institutional Managed Trust Real Return Fund, Class A	1,255,207	13,255
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,623,972	17,003

Total Fixed Income Funds (Cost $84,041) ($ Thousands)		85,860

EQUITY FUNDS — 20.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	1,355,206	12,075
SEI Institutional Managed Trust Large Cap Fund, Class A	340,404	3,601
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	672,755	8,403

Total Equity Funds (Cost $21,229) ($ Thousands)		24,079

MONEY MARKET FUND (A) — 9.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	11,158,224	11,158

Total Money Market Fund (Cost $11,158) ($ Thousands)		11,158

Total Investments — 100.5% (Cost $116,428) ($ Thousands)†		$121,097

Percentages are based on Net Assets of $120,530 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2011.

†	At December 31, 2011, the tax basis cost of the Fund’s investments was $119,944 ($ Thousands), and the unrealized appreciation and depreciation were $3,740 ($ Thousands) and $(2,587) ($ Thousands), respectively.

As of December 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Conservative Strategy Allocation Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.7%

EQUITY FUNDS — 66.7%
SEI Institutional Managed Trust Real Estate Fund, Class A	417,909	$5,541
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	905,890	11,315

Total Equity Funds (Cost $12,507) ($ Thousands)		16,856

FIXED INCOME FUND — 33.0%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,169,134	8,336

Total Fixed Income Fund (Cost $6,356) ($ Thousands)		8,336

Total Investments — 99.7% (Cost $18,863) ($ Thousands)†		$25,192

Percentages are based on Net Assets of $25,262 ($ Thousands).

†	At December 31, 2011, the tax basis cost of the Fund’s investments was $19,008 ($ Thousands), and the unrealized appreciation and depreciation were $6,184 ($ Thousands) and $(0) ($ Thousands), respectively.

As of December 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Moderate Strategy Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

FIXED INCOME FUNDS — 63.0%
SEI Daily Income Trust Short-Duration Government Fund, Class A	1,002,577	$10,728
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	2,903,210	26,768
SEI Institutional Managed Trust Enhanced Income Fund, Class A	2,185,632	16,042
SEI Institutional Managed Trust High Yield Bond Fund, Class A	6,049,209	43,131
SEI Institutional Managed Trust Real Return Fund, Class A	2,786,657	29,427
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	4,050,886	42,413

Total Fixed Income Funds (Cost $161,131) ($ Thousands)		168,509

EQUITY FUNDS — 36.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	5,108,836	45,519
SEI Institutional Managed Trust Large Cap Fund, Class A	1,762,076	18,643
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,771,803	34,620

Total Equity Funds (Cost $90,061) ($ Thousands)		98,782

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	750,948	751

Total Money Market Fund (Cost $751) ($ Thousands)		751

Total Investments — 100.2% (Cost $251,943) ($ Thousands)†		$268,042

Percentages are based on Net Assets of $267,392 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2011.

†	At December 31, 2011, the tax basis cost of the Fund’s investments was $268,368 ($ Thousands), and the unrealized appreciation and depreciation were $11,378 ($ Thousands) and $(11,704) ($ Thousands), respectively.

As of December 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Moderate Strategy Allocation Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.5%

EQUITY FUNDS — 82.0%
SEI Institutional International Trust International Equity Fund, Class A	746,084	$5,558
SEI Institutional Managed Trust Real Estate Fund, Class A	412,939	5,476
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	907,042	10,939
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,236,706	27,936

Total Equity Funds (Cost $42,908) ($ Thousands)		49,909

FIXED INCOME FUND — 17.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,530,075	10,910

Total Fixed Income Fund (Cost $8,566) ($ Thousands)		10,910

MONEY MARKET FUND (A) — 0.6%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	391,104	391

Total Money Market Fund (Cost $391) ($ Thousands)		391

Total Investments — 100.5% (Cost $51,865) ($ Thousands)†		$61,210

Percentages are based on Net Assets of $60,916 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2011.

†	At December 31, 2011, the tax basis cost of the Fund’s investments was $57,880 ($ Thousands), and the unrealized appreciation and depreciation were $7,028 ($ Thousands) and $(3,698) ($ Thousands), respectively.

As of December 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Aggressive Strategy Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 101.8%

EQUITY FUNDS — 81.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,694,112	$15,738
SEI Institutional International Trust International Equity Fund, Class A	4,683,904	34,895
SEI Institutional Managed Trust Large Cap Fund, Class A*	16,512,048	174,698
SEI Institutional Managed Trust Small Cap Fund, Class A	2,622,903	24,944

Total Equity Funds (Cost $240,996) ($ Thousands)		250,275

FIXED INCOME FUNDS — 20.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,880,803	31,343
SEI Institutional Managed Trust High Yield Bond Fund, Class A	4,318,905	30,794

Total Fixed Income Funds (Cost $53,750) ($ Thousands)		62,137

MONEY MARKET FUND (A) — 0.5%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	1,694,355	1,694

Total Money Market Fund (Cost $1,694) ($ Thousands)		1,694

Total Investments — 101.8% (Cost $296,440) ($ Thousands)†		$314,106

Percentages are based on Net Assets of $308,658 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2011.

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2011, the tax basis cost of the Fund’s investments was $300,521 ($ Thousands), and the unrealized appreciation and depreciation were $21,703 ($ Thousands) and $(8,118) ($ Thousands), respectively.

As of December 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Aggressive Strategy Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	94,538	$878
SEI Institutional International Trust International Equity Fund, Class A	950,492	7,081
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	2,022,040	24,386
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	519,235	6,091

Total Equity Funds (Cost $27,201) ($ Thousands)		38,436

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	160,759	1,749
SEI Institutional Managed Trust High Yield Bond Fund, Class A	478,880	3,414

Total Fixed Income Funds (Cost $4,091) ($ Thousands)		5,163

MONEY MARKET FUND (A) — 0.4%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	182,094	182

Total Money Market Fund (Cost $182) ($ Thousands)		182

Total Investments — 100.2% (Cost $31,474) ($ Thousands)†		$43,781

Percentages are based on Net Assets of $43,692 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2011.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2011, the tax basis cost of the Fund’s investments was $32,410 ($ Thousands), and the unrealized appreciation and depreciation were $11,992 ($ Thousands) and $(621) ($ Thousands), respectively.

As of December 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Market Strategy Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

FIXED INCOME FUNDS — 56.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	213,847	$2,327
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,749,428	12,473
SEI Institutional Managed Trust Real Return Fund, Class A	146,401	1,546
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,660,569	27,856

Total Fixed Income Funds (Cost $42,258) ($ Thousands)		44,202

EQUITY FUNDS — 42.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	167,301	1,554
SEI Institutional International Trust International Equity Fund, Class A	630,769	4,699
SEI Institutional Managed Trust Large Cap Fund, Class A	2,329,417	24,645
SEI Institutional Managed Trust Small Cap Fund, Class A	243,261	2,314

Total Equity Funds (Cost $31,604) ($ Thousands)		33,212

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	116,599	117

Total Money Market Fund (Cost $117) ($ Thousands)		117

Total Investments — 99.8% (Cost $73,979) ($ Thousands)†		$77,531

Percentages are based on Net Assets of $77,687 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2011.

†	At December 31, 2011, the tax basis cost of the Fund’s investments was $74,194 ($ Thousands), and the unrealized appreciation and depreciation were $3,642 ($ Thousands) and $(305) ($ Thousands), respectively.

As of December 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Market Strategy Allocation Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	32,059	$298
SEI Institutional International Trust International Equity Fund, Class A	322,325	2,401
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	685,676	8,269
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	176,075	2,066

Total Equity Funds (Cost $9,701) ($ Thousands)		13,034

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	54,514	593
SEI Institutional Managed Trust High Yield Bond Fund, Class A	162,384	1,158

Total Fixed Income Funds (Cost $1,399) ($ Thousands)		1,751

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	37,183	37

Total Money Market Fund (Cost $37) ($ Thousands)		37

Total Investments — 100.2% (Cost $11,137) ($ Thousands)†		$14,822

Percentages are based on Net Assets of $14,791 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2011.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2011, the tax basis cost of the Fund’s investments was $11,159 ($ Thousands), and the unrealized appreciation and depreciation were $3,669 ($ Thousands) and $(6) ($ Thousands), respectively.

As of December 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Market Growth Strategy Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.8%

EQUITY FUNDS — 61.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,350,019	$12,542
SEI Institutional International Trust International Equity Fund, Class A	5,089,983	37,920
SEI Institutional Managed Trust Large Cap Fund, Class A	16,838,790	178,154
SEI Institutional Managed Trust Small Cap Fund, Class A	2,611,516	24,836

Total Equity Funds (Cost $244,496) ($ Thousands)		253,452

FIXED INCOME FUNDS — 39.3%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,295,637	24,977
SEI Institutional Managed Trust High Yield Bond Fund, Class A	8,824,543	62,919
SEI Institutional Managed Trust Real Return Fund, Class A	787,651	8,318
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	6,306,055	66,024

Total Fixed Income Funds (Cost $148,544) ($ Thousands)		162,238

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	208,493	208

Total Money Market Fund (Cost $208) ($ Thousands)		208

Total Investments — 100.8% (Cost $393,248) ($ Thousands)†		$415,898

Percentages are based on Net Assets of $412,491 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2011.

†	At December 31, 2011, the tax basis cost of the Fund’s investments was $405,198 ($ Thousands), and the unrealized appreciation and depreciation were $21,085 ($ Thousands) and $(10,385) ($ Thousands), respectively.

As of December 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Market Growth Strategy Allocation Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	181,656	$1,688
SEI Institutional International Trust International Equity Fund, Class A	1,826,422	13,607
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	3,885,285	46,856
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	998,354	11,711

Total Equity Funds (Cost $55,676) ($ Thousands)		73,862

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	308,898	3,361
SEI Institutional Managed Trust High Yield Bond Fund, Class A	920,163	6,560

Total Fixed Income Funds (Cost $7,785) ($ Thousands)		9,921

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	113,653	114

Total Money Market Fund (Cost $114) ($ Thousands)		114

Total Investments — 99.9% (Cost $63,575) ($ Thousands)†		$83,897

Percentages are based on Net Assets of $83,968 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2011.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2011, the tax basis cost of the Fund’s investments was $66,720 ($ Thousands), and the unrealized appreciation and depreciation were $18,702 ($ Thousands) and $(1,525) ($ Thousands), respectively.

As of December 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2011

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: February 29, 2012

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: February 29, 2012